Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Supplement [Text Block]	vspt1_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund,

Voya Investment Grade Credit Fund, and Voya Securitized Credit Fund (each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:

Voya Emerging Markets Corporate Debt Fund

Class		P
Management Fees[1]	%	0.95
Distribution and/or Shareholder Services (12b-1) Fee	%	None
Other Expenses	%	0.17
Total Annual Fund Operating Expenses	%	1.12
Waivers and Reimbursements[2]	%	(0.97)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.15

1	The portion of the management fee attributable to the advisory services is 0.85% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.15% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Voya Emerging Markets Hard Currency Debt Fund

Class		P
Management Fees[1]	%	0.75
Distribution and/or Shareholder Services (12b-1) Fee	%	None
Other Expenses	%	0.10
Total Annual Fund Operating Expenses	%	0.85
Waivers and Reimbursements[2]	%	(0.75)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.10

1	The portion of the management fee attributable to the advisory services is 0.65% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.15% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Voya Emerging Markets Local Currency Debt Fund

Class		P
Management Fees[1]	%	0.80
Distribution and/or Shareholder Services (12b-1) Fee	%	None
Other Expenses	%	0.28
Total Annual Fund Operating Expenses	%	1.08
Waivers and Reimbursements[2]	%	(0.93)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.15

1	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.15% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Voya Investment Grade Credit Fund

Class		P
Management Fees[2]	%	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.21
Total Annual Fund Operating Expenses	%	0.71
Waivers and Reimbursements[3]	%	(0.56)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.15

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 0.15% for Class P shares through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Class		SMA
Management Fees[1]	%	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.21
Total Annual Fund Operating Expenses	%	0.71
Waivers and Reimbursements[2]	%	(0.71)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.00

1	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.00% indefinitely. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Securitized Credit Fund

Class		P
Management Fees[1]	%	0.60
Distribution and/or Shareholder Services (12b-1) Fee	%	None
Other Expenses[2]	%	0.09
Total Annual Fund Operating Expenses	%	0.69
Waivers and Reimbursements[3]	%	(0.64)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.05

1	The portion of the management fee attributable to the advisory services is 0.50% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	The adviser is contractually obligated to limit expenses to 0.05% through August 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2016. Termination or modification of these obligations requires approval by the Fund’s board.

Voya Emerging Markets Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt1_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Corporate Debt Fund (each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:

Voya Emerging Markets Corporate Debt Fund

Class		P
Management Fees[1]	%	0.95
Distribution and/or Shareholder Services (12b-1) Fee	%	None
Other Expenses	%	0.17
Total Annual Fund Operating Expenses	%	1.12
Waivers and Reimbursements[2]	%	(0.97)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.15

1	The portion of the management fee attributable to the advisory services is 0.85% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.15% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2015
Voya Emerging Markets Corporate Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.15%
Voya Emerging Markets Hard Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt1_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Hard Currency Debt Fund (each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:

Voya Emerging Markets Hard Currency Debt Fund

Class		P
Management Fees[1]	%	0.75
Distribution and/or Shareholder Services (12b-1) Fee	%	None
Other Expenses	%	0.10
Total Annual Fund Operating Expenses	%	0.85
Waivers and Reimbursements[2]	%	(0.75)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.10

1	The portion of the management fee attributable to the advisory services is 0.65% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.15% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2015
Voya Emerging Markets Hard Currency Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.10%
Voya Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt1_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Local Currency Debt Fund (each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:

Voya Emerging Markets Local Currency Debt Fund

Class		P
Management Fees[1]	%	0.80
Distribution and/or Shareholder Services (12b-1) Fee	%	None
Other Expenses	%	0.28
Total Annual Fund Operating Expenses	%	1.08
Waivers and Reimbursements[2]	%	(0.93)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.15

1	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.15% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2015
Voya Emerging Markets Local Currency Debt Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[4]
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.15%
Voya Securitized Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt1_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Securitized Credit Fund (each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:

Voya Securitized Credit Fund

Class		P
Management Fees[1]	%	0.60
Distribution and/or Shareholder Services (12b-1) Fee	%	None
Other Expenses[2]	%	0.09
Total Annual Fund Operating Expenses	%	0.69
Waivers and Reimbursements[3]	%	(0.64)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.05

1	The portion of the management fee attributable to the advisory services is 0.50% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	The adviser is contractually obligated to limit expenses to 0.05% through August 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2016. Termination or modification of these obligations requires approval by the Fund’s board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Voya Securitized Credit Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[5]
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[7]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.05%
Class P Shares | Voya Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt1_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Investment Grade Credit Fund (each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:

Voya Investment Grade Credit Fund

Class		P
Management Fees[2]	%	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.21
Total Annual Fund Operating Expenses	%	0.71
Waivers and Reimbursements[3]	%	(0.56)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.15

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 0.15% for Class P shares through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2015
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Expense information has been restated to reflect current contractual rates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Class P Shares | Voya Investment Grade Credit Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[8]
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[9]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.15%
Class SMA Shares | Voya Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt1_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Investment Grade Credit Fund (each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:

Voya Investment Grade Credit Fund

Class		SMA
Management Fees[1]	%	0.50
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.21
Total Annual Fund Operating Expenses	%	0.71
Waivers and Reimbursements[2]	%	(0.71)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.00

1	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
2	The adviser is contractually obligated to limit expenses to 0.00% indefinitely. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class SMA Shares | Voya Investment Grade Credit Fund | Class SMA
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[8]
Distribution and/or Shareholder Services (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[10]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	none

[1]	The portion of the management fee attributable to the advisory services is 0.85% and the portion of the management fee attributable to the administrative services is 0.10%.
[2]	The adviser is contractually obligated to limit expenses to 0.15% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.
[3]	The portion of the management fee attributable to the advisory services is 0.65% and the portion of the management fee attributable to the administrative services is 0.10%.
[4]	The portion of the management fee attributable to the advisory services is 0.70% and the portion of the management fee attributable to the administrative services is 0.10%.
[5]	The portion of the management fee attributable to the advisory services is 0.50% and the portion of the management fee attributable to the administrative services is 0.10%.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.
[7]	The adviser is contractually obligated to limit expenses to 0.05% through August 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2016. Termination or modification of these obligations requires approval by the Fund's board.
[8]	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
[9]	The adviser is contractually obligated to limit expenses to 0.15% for Class P shares through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund's board.
[10]	The adviser is contractually obligated to limit expenses to 0.00% indefinitely. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.